Turnover and Segment Information - Summary of Geographical Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Turnover	£ 34,114	£ 34,099	£ 33,754
Non-current assets	51,477	51,890
UK [member]
Disclosure of geographical areas [line items]
Non-current assets	6,618	6,279
US [member]
Disclosure of geographical areas [line items]
Non-current assets	17,852	17,899
Rest of World [member]
Disclosure of geographical areas [line items]
Non-current assets	15,390	16,142
Belgium [member]
Disclosure of geographical areas [line items]
Non-current assets	5,065	5,437
Switzerland [member]
Disclosure of geographical areas [line items]
Non-current assets	6,552	6,133
Customer [member]
Disclosure of geographical areas [line items]
Turnover	34,114	34,099	33,754
Customer [member] | UK [member]
Disclosure of geographical areas [line items]
Turnover	975	980	942
Customer [member] | US [member]
Disclosure of geographical areas [line items]
Turnover	15,093	14,556	13,890
Customer [member] | Rest of World [member]
Disclosure of geographical areas [line items]
Turnover	£ 18,046	£ 18,563	£ 18,922